Share-based payments (Details) $ / shares in Units, $ in Millions		1 Months Ended	12 Months Ended
	Jan. 01, 2021	Dec. 31, 2021 EquityInstruments € / shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) EquityInstruments $ / shares	Dec. 31, 2021 EquityInstruments $ / shares	Oct. 31, 2021 € / shares	Jul. 31, 2021 € / shares	Apr. 30, 2021 € / shares	Dec. 31, 2020 EquityInstruments € / shares	Oct. 31, 2020 € / shares	Jun. 30, 2020 € / shares	Apr. 30, 2020 € / shares	Nov. 30, 2019 $ / shares	Jun. 30, 2019 $ / shares	Dec. 31, 2018 EquityInstruments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares on conversion | shares			1
Exercise price per stock options | (per share)		€ 349.92			$ 152.50		€ 301.02	€ 303.16	€ 275.33	€ 303.83	€ 245.69	€ 240.70	€ 146.68	$ 127.49	$ 127.49
Outstanding stock options		5,619,113			4,358,069	5,619,113				5,365,743						3,536,651
Number of share options granted being used to pay tax by transferring the economic benefits | shares			190,560
Total share based payment expense | $			$ 179.4	$ 96.9	$ 44.2
Tranche One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage			33.00%
Tranche Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage			4.16%
2026/2031 (2)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | $ / shares						$ 350.20
Outstanding stock options		389,588				389,588
2.76
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | $ / shares						$ 2.76
Outstanding stock options		125,339				125,339
2.76 | 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | $ / shares						$ 2.76
Outstanding stock options					211,769					165,693
2.76 | 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | $ / shares						$ 2.76
Outstanding stock options		94,088			102,696	94,088				100,086
265.48 | 2026
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | $ / shares						$ 265.48
Outstanding stock options		24,366				24,366
265.48 | 2031
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | $ / shares						$ 265.48
Outstanding stock options		42,282				42,282
288.93 | 2026
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | $ / shares						$ 288.93
Outstanding stock options		61,505				61,505
288.93 | 2031
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | $ / shares						$ 288.93
Outstanding stock options		207,464				207,464
293.91 | 2026
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | $ / shares						$ 293.91
Outstanding stock options		48,138				48,138
293.91 | 2031
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | $ / shares						$ 293.91
Outstanding stock options		92,456				92,456
4.47 | 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | $ / shares						$ 4.47
Outstanding stock options					7,210
4.47 | 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | $ / shares						$ 4.47
Outstanding stock options		6,113			6,238	6,113				6,238
8.12 | 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | $ / shares						$ 8.12
Outstanding stock options		276,500			335,067	276,500				294,167
12.96 | 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | $ / shares						$ 12.96
Outstanding stock options		4,500			39,000	4,500				21,500
11.71 | 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | $ / shares						$ 11.71
Outstanding stock options					3,000					950
10.73 | 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | $ / shares						$ 10.73
Outstanding stock options		105,857			185,832	105,857				114,232
12.89 | 2026
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | $ / shares						$ 12.89
Outstanding stock options		41,000			45,000	41,000				45,000
12.99 | 2026
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | $ / shares						$ 12.99
Outstanding stock options		102,840			219,791	102,840				127,252
16.00 | 2026
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | $ / shares						$ 16.00
Outstanding stock options		117,581			258,746	117,581				176,426
20.85 | 2027
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | $ / shares						$ 20.85
Outstanding stock options		53,143			108,613	53,143				102,479
23.98 | 2027
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | $ / shares						$ 23.98
Outstanding stock options		361,350			565,798	361,350				460,701
91.54 | 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | $ / shares						$ 91.54
Outstanding stock options		85,080			94,100	85,080				85,077
91.54 | 2028
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | $ / shares						$ 91.54
Outstanding stock options		39,515			73,100	39,515				49,532
97.77 | 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | $ / shares						$ 97.77
Outstanding stock options		321,473			366,260	321,473				325,661
97.77 | 2028
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | $ / shares						$ 97.77
Outstanding stock options		350,631			402,714	350,631				381,317
128.54 | 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | $ / shares						$ 128.54
Outstanding stock options		111,174			111,690	111,174				111,174
128.54 | 2029 | Tranche One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | $ / shares						$ 128.54
Outstanding stock options		146,765			299,560	146,765				163,410
135.38 | 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | $ / shares						$ 135.38
Outstanding stock options		16,712				16,712				19,000
135.38 | 2030
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | $ / shares						$ 135.38
Outstanding stock options		102,558				102,558				123,700
222.16 | 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | $ / shares						$ 222.16
Outstanding stock options		129,711				129,711				131,770
222.16 | 2030
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | $ / shares						$ 222.16
Outstanding stock options		282,475				282,475				325,150
226.77 | 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | $ / shares						$ 226.77
Outstanding stock options		32,100				32,100				32,100
226.77 | 2030
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | $ / shares						$ 226.77
Outstanding stock options		136,601				136,601				175,200
280.43 | 2030
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | $ / shares						$ 280.43
Outstanding stock options		692,214				692,214				728,517
280.43 | 2025/2030
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | $ / shares						$ 280.43
Outstanding stock options		203,214				203,214				211,045
153.75 | 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | $ / shares						$ 153.75
Outstanding stock options		203,658			204,430	203,658				195,452
153.75 | 2029
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | $ / shares						$ 153.75
Outstanding stock options		611,122			717,455	611,122				692,914
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	4 years
Time period for beneficiaries to choose contractual term		10 years	10 years
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Time period for beneficiaries to choose contractual term		5 years	5 years